Investment in Related Party	12 Months Ended
Dec. 31, 2025
Investment in Related Party [Abstract]
INVESTMENT IN RELATED PARTY

19. INVESTMENT IN RELATED PARTY

	Year ended December 31,
Group	2025	2024
	$000	$000
Investment in Accustem Sciences Inc	599	837
Movement in fair value	662	(288)
Additional shares issued	166	-
	1,427	599

The group received an additional 416k shares at $0.4 per share in December 2025. These FV gains have been measured using Level 1 per IFRS 13 fair value hierarchy. Accustem Sciences Inc is listed on the OTC markets and is run by a separate management team which is independent of the Tiziana management team. Tiziana is therefore not able to assert significant influence over Accustem Sciences Inc.

Group	2025	2024
	$000	$000
Investment in Okyo Pharma Ltd	2,990	3,717
Additional shares issued	-	795
Additional shares sold	(3,064)	-
Movement in fair value	1,091	(1,522)
	1,017	2,990

The Group converted the loan into 2.1m shares of Okyo Pharma Ltd. on October 23, 2023. The group received an additional 500k shares in lieu of interest on July 14, 2024, which is a total 8.86% ownership. The group sold 1,659k shares on 23 May 2025 and 450k shares on 24 July 2025, which is a total of 1.24% ownership. The share price of Okyo Pharma Ltd as of December 31, 2025, was $2.07, which has resulted in the recognition of a fair value gain of $1,091k. This has been measured using the Level 1 per IFRS 13 fair value hierarchy. Okyo Pharma Ltd is listed on the NASDAQ stock exchange and is run by a separate management team which is independent of the Tiziana management team. Tiziana is therefore not able to assert significant influence over Okyo Pharma Ltd.